Other investments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other investments
Weighted average effective interest rate	0.00%	0.40%
Other investments	£ 24	£ 2
Current portion	1	2
Non-current portion	23
Financial assets either past due or impaired	0	0
Pound
Other investments
Other investments	1	2
Other currencies
Other investments
Other investments	23
Six months to one year | Fixed
Other investments
Other investments	£ 1	£ 2